Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Statement of changes in equity [abstract]
Schedule of capital components

	2020 $	2019 $
Cash and cash equivalents	31,219,574	14,148,021
Shareholders’ equity (deficit)	24,752,993	(107,894)